UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Dynamic VP HY Bond Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 42.4%
301,300	SPDR Barclays Capital High Yield Bond ETF	$12,199,637
	TOTAL INVESTMENT COMPANIES (Cost $12,188,970)	$12,199,637

SHORT TERM INVESTMENTS - 15.3%
MONEY MARKET FUNDS - 15.3%
154,248	AIM STIT Treasury Portfolio, 0.02% (a)	$154,248
297,728	Dreyfus Government Cash Management, 0.00% (a)	297,728
297,728	Federated Treasury Obligations Fund, 0.01% (a)	297,728
154,248	Fidelity Institutional Government Portfolio, 0.01% (a)	154,248
2,754,247	Goldman Sachs Financial Square Government Fund, 0.04% (a)(b)	2,754,247
154,247	Morgan Stanley Institutional Liquidity Fund, 0.01% (a)	154,247
297,727	SEI Daily Income Trust Government Fund, 0.05% (a)	297,727
297,727	Wells Fargo Advantage Government Money Market Fund, 0.01% (a)	297,727
	TOTAL SHORT TERM INVESTMENTS (Cost $4,407,900)	$4,407,900

	TOTAL INVESTMENTS (Cost $16,596,870) - 57.7%	$16,607,537
	Other Assets in Excess of Liabilities - 42.3%	12,200,905
	TOTAL NET ASSETS - 100.0%	$28,808,442

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at March 31, 2011.
(b) $2,600,000 of this security is held as collateral for swap contracts.

Dynamic VP HY Bond Fund
Long Equity Swap Contracts
March 31, 2011 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	30,750	$ 2,879,573	4/13/2012	$ (16,172)
Credit Suisse Capital, LLC	iShares iBoxx High Yield Corporate Bond Fund	132,618	12,202,182	4/13/2012	(6,784)
		163,368	$ 15,081,755		$ (22,956)

VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies- Fixed Income	$12,199,637	$-	$-	$12,199,637
Short-Term Investments	$4,407,900	$-	$-	$4,407,900
Other Financial Instruments*	$-	$(22,956)	$-	$(22,956)

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities for the quarter ended March 31, 2011.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Dynamic VP HY Bond Fund
Cost of investments	$16,766,715
Gross unrealized appreciation	$10,667
Gross unrealized depreciation	$(169,845)
Net unrealized appreciation/(depreciation)	$(159,178)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Insurance Trust

By (Signature and Title)  /s/ Daniel D. O’Neill
                                                                  Daniel D. O’Neill, President

Date   5/5/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Daniel D. O’Neill
                                                  Daniel D. O’Neill, President

Date  5/5/2011

By (Signature and Title)*  /s/  Patrick J. Rudnick
                                                      Patrick J. Rudnick, Principal Financial Officer

Date  5/2/2011

* Print the name and title of each signing officer under his or her signature.